Loans from Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Loans from Related Parties [Member]
Loans from Related Parties (Tables) [Line Items]
Schedule of Loans from Related Parties
	See subsection #	December 31
	below	2023	2022

Loans from related parties	B	-	50
Loans from related parties in respect of salaries	B	43	-
		43	50